Equity (Details) - USD ($)						6 Months Ended
		Jun. 30, 2025	Jun. 14, 2025	Nov. 11, 2024	Jun. 25, 2024	Sep. 30, 2025	Sep. 30, 2024	Jun. 04, 2025	Mar. 31, 2025	Nov. 18, 2024	Mar. 31, 2024
Equity [Line Item]
Dividends per ordinary shares (in Dollars per share)					$ 0.077
Ordinary shares amount (in Dollars)					$ 769,231		$ 769,231
Gross proceeds (in Dollars)						$ 9,778,479
Dividend declared (in Dollars per share)
Grande Holding Limited [Member]
Equity [Line Item]
Ordinary shares par value (in Dollars per share)				$ 0.00001
Ordinary shares authorized				8,560,000
Beyond Worth Limited [Member]
Equity [Line Item]
Ordinary shares par value (in Dollars per share)				$ 0.00001
Ordinary shares authorized				490,000
Charming Apex Limited [Member]
Equity [Line Item]
Ordinary shares par value (in Dollars per share)				$ 0.00001
Ordinary shares authorized				480,000
Merleos Technology Limited [Member]
Equity [Line Item]
Ordinary shares authorized				470,000
Re-designate Class A Common Shares [Member]
Equity [Line Item]
Ordinary shares par value (in Dollars per share)				$ 0.00001
Ordinary shares issued				4,940,000,000
Ordinary shares authorized				4,940,000,000
Re-designate Class B Common Shares [Member]
Equity [Line Item]
Ordinary shares par value (in Dollars per share)				$ 0.00001
Ordinary shares issued				50,000,000
Ordinary shares authorized				50,000,000
Class A Ordinary Shares [Member]
Equity [Line Item]
Ordinary shares par value (in Dollars per share)	[1]					$ 0.00001			$ 0.00001
Ordinary shares issued	[1]					19,906,250			17,750,000
Ordinary shares authorized	[1]					4,950,000,000			4,950,000,000
Voting rights				one
Ordinary shares outstanding	[1]					19,906,250			17,750,000
Class A Ordinary Shares [Member] | Grande Holding Limited [Member]
Equity [Line Item]
Ordinary shares par value (in Dollars per share)				$ 0.00001
Ordinary shares issued				6,634,000						6,634,000
Ordinary shares authorized				8,560,000
Class A Ordinary Shares [Member] | Beyond Worth Limited [Member]
Equity [Line Item]
Ordinary shares par value (in Dollars per share)				$ 0.00001
Ordinary shares issued				379,750						379,750
Ordinary shares authorized				490,000
Class A Ordinary Shares [Member] | Charming Apex Limited [Member]
Equity [Line Item]
Ordinary shares par value (in Dollars per share)				$ 0.00001
Ordinary shares issued				372,000						372,000
Ordinary shares authorized				480,000
Class A Ordinary Shares [Member] | Merleos Technology Limited [Member]
Equity [Line Item]
Ordinary shares par value (in Dollars per share)				$ 0.00001
Ordinary shares issued				364,250						364,250
Ordinary shares authorized				470,000
Class B Ordinary Shares [Member]
Equity [Line Item]
Ordinary shares par value (in Dollars per share)	[1]					$ 0.00001			$ 0.00001
Ordinary shares issued	[1]					5,000,000			5,000,000
Ordinary shares authorized	[1]					50,000,000			50,000,000
Voting rights				twenty
Ordinary shares outstanding	[1]					5,000,000			5,000,000
Class B Ordinary Shares [Member] | Grande Holding Limited [Member]
Equity [Line Item]
Ordinary shares par value (in Dollars per share)				$ 0.00001
Ordinary shares issued				5,000,000						5,000,000
IPO [Member]
Equity [Line Item]
Ordinary shares par value (in Dollars per share)		$ 0.00001
issuance of share		1,875,000				1,875,000
Price of per share (in Dollars per share)						$ 5
Gross proceeds (in Dollars)		$ 9,375,000
Over-Allotment Option [Member]
Equity [Line Item]
issuance of share			281,250			281,250
Gross proceeds (in Dollars)			$ 10,781,250			$ 10,781,250
Net proceeds (in Dollars)						$ 8,621,139
Common Stock [Member]
Equity [Line Item]
Subdivision issued and unissued								100,000
Ordinary shares par value (in Dollars per share)								$ 1
Ordinary shares issued								100,000
Common Stock [Member] | Grande Holding Limited [Member]
Equity [Line Item]
Ordinary shares par value (in Dollars per share)								$ 0.00001
Common Stock [Member] | Class A Ordinary Shares [Member]
Equity [Line Item]
Ordinary shares par value (in Dollars per share)				$ 0.00001
Ordinary shares issued									17,750,000		10,000,000
Ordinary shares outstanding							10,000,000
issuance of share	[2]					2,156,250
Ordinary shares	[2]					19,906,250	10,000,000		17,750,000		10,000,000
Common Stock [Member] | Class B Ordinary Shares [Member]
Equity [Line Item]
Ordinary shares issued									5,000,000
Ordinary shares outstanding
Ordinary shares	[2]					5,000,000			5,000,000

[1]	Shares presented on a retroactive basis to reflect the Share Subdivision and Share Redesignation
[2]	Shares presented on a retroactive basis to reflect the Share Subdivision and Share Redesignation